LONG-TERM DEBT AND OTHER DEBTS - Schedule of Borrowings (Details)	Jun. 30, 2023 USD ($)	Mar. 20, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Aug. 19, 2021 CAD ($)	Jul. 01, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 159,354,331		$ 110,673,348
Current portion of long-term debt and other debts	5,020,374		24,713
Long-term portion of long-term debt and other debts	154,333,957		110,648,635
Credit Agreement with Banking Syndicate, secured, maturing August 11, 2025 (Note 7.1)
Disclosure of detailed information about borrowings [line items]
Borrowings	100,211,480		71,916,716
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.2)
Disclosure of detailed information about borrowings [line items]
Borrowings	19,575,340	$ 26,991,772	10,381,986		$ 50,000,000
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.3)
Disclosure of detailed information about borrowings [line items]
Borrowings	11,885,826		6,189,814	$ 49,950,000
Loans on research and development tax credits and subsidies receivable (Note 7.4)
Disclosure of detailed information about borrowings [line items]
Borrowings	22,658,610		22,150,030
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 7.5)
Disclosure of detailed information about borrowings [line items]
Borrowings	23,075		34,802
Credit facility for the supplier payment program (Note 7.6)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,000,000		$ 0